Share Capital and Equity Compensation (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Changes to Number of Restricted Shares

A summary of changes to the number of outstanding RSUs is as follows:

Number of RSUs
RSUs issued on Separation	2,171
Converted into shares	(1,191)
Granted	670
Balance, RSUs outstanding as at December 31, 2023	1,650
Converted into common shares	(1,138)
Granted	1,936
Cancelled	(39)
Balance, RSUs outstanding as at September 30, 2024	2,409

Summary of Changes to Number of Deferred Share Units

A summary of changes to the number of outstanding DSUs is as follows:

Number of DSUs
DSUs issued on Separation	225
Converted into common shares	(130)
Balance, DSUs outstanding as at December 31, 2023	95
Granted	99
Balance, DSUs outstanding as at September 30, 2024	194

Summary of Changes to Number of Performance Share Units

A summary of changes to the number of outstanding PSUs is as follows:

Number of PSUs
PSUs issued on Separation	1,037
Converted into common shares	(409)
Balance, PSUs outstanding as at December 31, 2023	628
Granted	442
Converted into common shares	(377)
Balance, PSUs outstanding as at September 30, 2024	693